Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2013
Taxes on Income [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations

	Year ended December 31
	2011	2012	2013
	US$ thousands

Income before income taxes:
Israel	8,899	10,086	16,857
Foreign jurisdiction	11	695	1,125
	8,910	10,781	17,982

Current taxes:
Israel	619	784	949
Foreign jurisdiction	-	116	479
	619	900	1,428

Tax (benefits) expenses relating to prior years:
Israel	(38)	(12)	29

Deferred taxes:
Israel	73	(3)	(552)
Foreign jurisdiction	13	25	-
	86	22	(552)

Income tax expense	667	910	905

Deferred Income Taxes
The tax effects of significant items comprising the Company's deferred tax assets are as follows:

	December 31	December 31
	2012	2013
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	147	248
Research and development costs	8	458
PPE	5	5
Other	1	2
Total gross deferred tax assets	161	713

Net deferred tax assets	161	713

Current	47	274
Non-current	114	439
Total	161	713

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2011	2012	2013
	US$ thousands

Income before income taxes	8,910	10,781	17,982
Statutory tax rate in Israel	24%	25%	25%
	2,138	2,695	4,496

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	123	159	205
Prior year adjustments	(38)	(12)	29
Change in valuation allowance	12	(63)	-
Tax effect due to "Approved Enterprise" status	(1,640)	(2,063)	(4,396)
Taxes related to foreign jurisdictions	-	30	198
Changes in tax rate	65	(58)	399
Other	7	222	(26)

Income tax expense	667	910	905